Dear Fellow Shareholders:

    During the six month period ending June 30, 1997, Northeast Investors Growth Fund posted a total return of +21.46%, slightly exceeding that recorded by the S&P 500 of +20.61% and that of the Dow Jones Industrial Average of +20.12%. During this time, the size of the fund grew from $60,274,753 at year end, 1996, to $88,241,000 on June 30, 1997. We experienced a strong net inflow of new money and with this money made investments in seventeen companies new to the portfolio in addition to increasing our positions in a number of existing holdings. In early June, we paid a $0.05 cent dividend from income and a $0.05 capital gain distribution. The large majority of you chose to reinvest both payments.

    Further, our expense ratio continued to decline and we negotiated a more favorable commission schedule for all purchases and sales of securities. And finally, we experienced a pleasing increase in the number of shareholders as well as in the number of shares outstanding.

    The fund's ten largest holdings illustrate the types of companies in which we feel most comfortable investing. Each company is a leader in its field with an established, commendable record of performance. Each is well-capitalized and global in its approach. Not all our holdings fall into this category, however, and the Fund's portfolio includes positions of less well-known entities, but with equally dynamic investment fundamentals. But in the main, the investment approach has emphasized larger companies rather than smaller entities, or emerging new companies.

    For the past several years, we have maintained a fully invested position. As new money has come into the fund, new investments have been made. We have generally not tried to "time" the market when making investments and certainly the results of the past two and one-half years have supported our approach.

    We anticipate continuing to hold to this investment course as the underlying forces for continued growth in corporate profits appear solid. Inflation is low, and the Federal Reserve Bank appears prepared to try to keep it low. The federal deficit is declining. Congress wants it eliminated, but has never quite been able to do it, and this goal now appears achievable. We live in a country with the most free markets in the world.

    Moving into the second half of the year, we look forward to continued growth in the net assets and to having the Fund top $100 million. We are at $94,911,082 as of this writing. No one can predict the future, but we are currently investing on the premise that earnings will be greater two years from now than they are today and that this increase in profitability will be reflected in higher per share prices.

    As always, I urge shareholders to contact me about any questions regarding the Fund at any time. We are delighted with the performance of the Fund since its inception in 1980, and especially with the results of the past two and one-half years. We are encouraged with the momentum and quality of the investment portfolio.

                                Yours sincerely,

                                /s/ William A. Oates, Jr.

                                William A. Oates, Jr.
                                President
July 21, 1997
--------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

PORTFOLIO TRANSACTIONS
(UNAUDITED)

January 1, 1997 - June 30, 1997
--------------------------------------------------------------------------------
ADDITIONS TO EXISTING HOLDINGS

                                          Additions    Now Own
--------------------------------------------------------------
Astra AB Spons ADR A                        20,916      33,466
Caterpillar, Inc.                            4,300      11,500
Corning, Inc.                               23,400      34,900
Eaton Vance Corporation                     42,700      54,700
Eli Lilly & Company                          5,900      12,200
First American Corporation                  13,200      26,400
First Security Corporation                  23,150      53,250
Fleet Financial Group, Inc.                  3,400      22,400
General Electric Company                    21,500      43,000
Hewlett-Packard Company                      2,000      16,900
IBM Corporation                              3,600      14,200
Ionics, Inc.                                 1,900      11,700
Intel Corporation                            2,700      18,700
Lucent Technologies, Inc.                   10,000      17,800
Mellon Bank Corporation                     12,200      19,800
Merck & Company, Inc.                        4,000      13,600
Minnesota Mining & Mfg.Company               1,000       6,000
Monsanto Company                            10,100      15,100
Morgan St, Dean Witter, Disc. & Co.          4,810      12,210
National Bancorp of Alaska, Inc.             1,250       4,250
Royal Dutch Petroleum Company               30,000      40,000
Zions Bancorporation                        30,000      40,000

NEW HOLDINGS
                                                       Now Own
--------------------------------------------------------------
Boston Scientific Corporation                           16,900
Cabot Corporation                                        9,000
Chase Manhattan Corporation                              6,500
Diebold, Inc.                                           12,950
Dow Jones & Company, Inc.                               16,900
Medtronic, Inc.                                         11,900
Mobil Corporation                                        7,000
New York Times Company - Class A                        12,000
Paine Webber Group, Inc.                                16,500
Quaker Oats Company                                     16,050
Riggs National Corporation                              21,000
State Street Corporation                                33,200
Time Warner, Inc.                                       26,500
Triarc Companies                                        34,500
V F Corporation                                          5,600
Washington Mutual, Inc.                                 17,600
Waste Management, Inc.                                  14,000


PORTFOLIO TRANSACTIONS - CONTINUED
(UNAUDITED)

January 1, 1997 - June 30, 1997
--------------------------------------------------------------------------------
ELIMINATIONS/REDUCTIONS OF HOLDINGS
--------------------------------------------------------------------------------

                                             Sold      Now Own
--------------------------------------------------------------
Abbott Laboratories                          1,800      10,200
BankBoston Corporation                      12,600      69,000
Eastman Kodak Company                        5,000      15,000
Gillette Company                             2,400      26,100
Home Depot, Inc.                             6,750       7,750
James River Corporation                      2,800      14,700
Johnson & Johnson                            6,700      25,500
McDonald's Corporation                       5,000       7,000
Sun Microsystems, Inc.                      14,000      14,400
Thermo Electron Corporation                 13,500           0


AVERAGE ANNUAL TOTAL
RETURN (UNAUDITED)
One year ended June 30, 1997                            36.87%

Five years ended June 30, 1997                          18.12%

Ten years ended June 30, 1997                           12.94%


NET ASSET VALUE PER SHARE (UNAUDITED)

                                 High                    Low
                                 ----                    ---
      1997                     $44.60                 $36.17

      1996                     $40.65                 $30.57






TEN LARGEST INVESTMENT HOLDINGS
JUNE 30, 1997 (UNAUDITED)

                                                  Percent
                                       Market      of Net
                                        Value      Assets
BankBoston Corporation             $4,972,312        5.6%
Walt Disney Company                 2,889,000        3.3%
General Electric Company            2,811,125        3.2%
Microsoft Corporation               2,717,063        3.1%
Intel Corporation                   2,651,894        3.0%
Gillette Company                    2,472,975        2.8%
Procter & Gamble Company            2,330,625        2.6%
Royal Dutch Petroleum Company       2,175,000        2.5%
General Re Corporation              2,020,200        2.3%
Corning, Inc.                       1,941,313        2.2%


--------------------------------------------------------------------------------
Page 2

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

Common Stocks

                                                                                 Market     Percent of
                                                             Number of            Value            Net
Name of Issuer                                                  Shares         (Note B)         Assets
-------------------------------------------------------------=========---------========-----==========
Apparel
------------------------------------------------------------------------------------------------------
            Nike, Inc. - Class B..........................      22,400     $ 1,307,600
            V F Corporation...............................       5,600         476,700
                                                                           -----------
                                                                             1,784,300            2.0%
Banks
------------------------------------------------------------------------------------------------------
            BankBoston Corporation .......................      69,000       4,972,312
            Chase Manhattan Corporation ..................       6,500         630,906
            Fifth Third Bancorp...........................      16,500       1,353,516
            First American Corporation....................      26,400       1,013,100
            First Security Corporation....................      53,250       1,454,391
            Fleet Financial Group, Inc....................      22,400       1,416,800
            Mellon Bank Corporation.......................      19,800         893,475
            National Bancorp of Alaska, Inc...............       4,250         359,125
            Riggs National Corporation....................      21,000         433,125
            Washington Mutual, Inc........................      17,600       1,051,600
            Zions Bancorporation..........................      40,000       1,505,000
                                                                           -----------
                                                                            15,083,350           17.1%
Chemical
------------------------------------------------------------------------------------------------------
            Cabot Corporation.............................       9,000         255,375
            Monsanto Company..............................      15,100         650,244
                                                                           -----------
                                                                               905,619            1.0%
Computer & Data Processing
------------------------------------------------------------------------------------------------------
            Hewlett-Packard Company.......................      16,900         946,400
            IBM Corporation ..............................      14,200       1,280,662
            Sun Microsystems, Inc.^ ......................      14,400         535,950
                                                                           -----------
                                                                             2,763,012            3.1%
Computer Software & Services
------------------------------------------------------------------------------------------------------
            Microsoft Corporation^........................      21,500       2,717,063
            Parametric Technology Corporation^............      22,900         974,681
                                                                           -----------
                                                                             3,691,744            4.2%
Diversified Operations
------------------------------------------------------------------------------------------------------
            General Electric Company......................      43,000       2,811,125
            Triarc Companies^ ............................      34,500         702,938
                                                                           -----------
                                                                             3,514,063            4.0%


--------------------------------------------------------------------------------
                                     Page 3


Northeast Investors Growth Fund
--------------------------------------------------------------------------------
Common Stocks--continued

                                                                                 Market     Percent of
                                                             Number of            Value            Net
Name of Issuer                                                  Shares         (Note B)         Assets
-------------------------------------------------------------=========---------========-----==========
Electronics
------------------------------------------------------------------------------------------------------
            Cascade Communications Corporation^...........      12,200     $   337,025
            Cisco Systems, Inc.^..........................      18,800       1,261,950
            Intel Corporation.............................      18,700       2,651,894
            Lucent Technologies, Inc......................      17,800       1,282,712
            Motorola, Inc.................................      16,000       1,216,000
                                                                           -----------
                                                                             6,749,581           7.7%
Entertainment
------------------------------------------------------------------------------------------------------
            Carnival Corporation..........................      14,900         614,625
            Mirage Resorts, Inc.^.........................      16,500         416,625
            Time Warner, Inc..............................      26,500       1,278,625
            Walt Disney Company...........................      36,000       2,889,000
                                                                           -----------
                                                                             5,198,875           5.9%
Environmental Industry
------------------------------------------------------------------------------------------------------
            Ionics, Inc.^.................................      11,700         532,350            .6%

Fast food service
------------------------------------------------------------------------------------------------------
            McDonald's Corporation........................       7,000         338,188            .4%

Financial Services
------------------------------------------------------------------------------------------------------
            Beneficial Corporation........................      13,400         952,237
            Eaton Vance Corporation.......................      54,700       1,521,344
            First Data Corporation........................      18,700         821,631
            H & R Block, Inc..............................      10,200         328,950
            Morgan Stanley, Dean Witter, Discover & Co....      12,210         525,793
            Paine Webber Group, Inc.......................      16,500         577,500
            State Street Corporation......................      33,200       1,562,475
                                                                           -----------
                                                                             6,289,930           7.1%
Food & Beverage
------------------------------------------------------------------------------------------------------
            Coca-Cola Company.............................      19,600       1,367,100
            Pepsico, Inc..................................      30,000       1,126,875
            Quaker Oats Company...........................      16,050         720,244
                                                                           -----------
                                                                             3,214,219           3.7%


--------------------------------------------------------------------------------
Page 4



Northeast Investors Growth Fund
--------------------------------------------------------------------------------
Common Stocks--continued

                                                                                 Market     Percent of
                                                             Number of            Value            Net
Name of Issuer                                                  Shares         (Note B)         Assets
-------------------------------------------------------------=========---------========-----==========
Health Care
------------------------------------------------------------------------------------------------------
            American Home Products Corporation............      11,800     $   902,700
            Johnson & Johnson                         25,500                 1,625,625
            Warner Lambert Company........................      14,800       1,838,900
                                                                           -----------
                                                                             4,367,225                                      4.9%

Household Products
------------------------------------------------------------------------------------------------------
            Corning, Inc..................................      34,900       1,941,313
            Procter & Gamble Company......................      16,500       2,330,625
                                                                           -----------
                                                                             4,271,938           4.8%
Industrial Services & Manufacturing
------------------------------------------------------------------------------------------------------
            Caterpillar, Inc..............................      11,500       1,237,687
            Waste Management, Inc.........................      14,000         449,750
                                                                           -----------
                                                                             1,687,437           1.9%
Insurance
------------------------------------------------------------------------------------------------------
            American International Group, Inc.............       9,350       1,396,656
            Chubb Corporation.............................      15,000       1,003,125
            General Re Corporation........................      11,100       2,020,200
                                                                           -----------
                                                                             4,419,981           5.0%
Medical
------------------------------------------------------------------------------------------------------
            Boston Scientific Corporation^................      16,900       1,038,294
            Medtronic, Inc................................      11,900         963,900
                                                                           -----------
                                                                             2,002,194           2.3%
Office Equipment
------------------------------------------------------------------------------------------------------
            Xerox Corporation.............................      20,400       1,609,050           1.8%

Oilfield Services
------------------------------------------------------------------------------------------------------
            Schlumberger Ltd..............................       5,900         737,500            .8%

Paper & Forest Products
------------------------------------------------------------------------------------------------------
            James River Corporation.......................      14,700         543,900            .6%

Petroleum, Coal & Gas
            Chevron Corporation...........................      24,000       1,774,500
            Mobil Corporation.............................       7,000         489,125
            Royal Dutch Petroleum Company.................      40,000       2,175,000
                                                                           -----------
                                                                             4,438,625           5.0%



--------------------------------------------------------------------------------
                                     Page 5


Northeast Investors Growth Fund
--------------------------------------------------------------------------------
Common Stocks--continued

                                                                                 Market     Percent of
                                                             Number of            Value            Net
Name of Issuer                                                  Shares         (Note B)         Assets
-------------------------------------------------------------=========---------========-----==========
Pharmaceuticals
------------------------------------------------------------------------------------------------------
          Abbott Laboratories.............................      10,200     $   680,850
            Astra AB Spons ADR A..........................      33,466         635,854
            Eli Lilly & Company...........................      12,200       1,333,612
            Isis Pharmaceuticals, Inc.^...................      20,000         291,250
            Merck & Company, Inc..........................      13,600       1,407,600
            Pfizer, Inc...................................      15,100       1,804,450
                                                                           -----------
                                                                             6,153,616           7.0%
Precision Instruments
------------------------------------------------------------------------------------------------------
            Eastman Kodak Company.........................      15,000       1,151,250           1.3%

Product & Manufacturing
------------------------------------------------------------------------------------------------------
            Diebold, Inc..................................      12,950         505,050
            Minnesota Mining & Manufacturing Company             6,000         612,000
                                                                           -----------
                                                                             1,117,050           1.3%
Publishing & Printing
------------------------------------------------------------------------------------------------------
            Dow Jones & Company, Inc......................      16,900         679,169
            New York Times Company - Class A..............      12,000         606,000
                                                                           -----------
                                                                             1,285,169           1.5%
Retail
------------------------------------------------------------------------------------------------------
            Home Depot, Inc...............................       7,750         534,266            .6%

Toiletries & Cosmetics
------------------------------------------------------------------------------------------------------
            Gillette Company..............................      26,100       2,472,975           2.8%
                                                                           -----------          ----

              Total Common Stocks (Cost-$50,902,825)......                 $86,857,407          98.4%
                                                                           ===========          ====



^ Non-income producing.
ADR stands for American Depository Receipt representing ownership of foreign securities.


--------------------------------------------------------------------------------
Page 6 The accompanying notes are an integral part of the financial statements.

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Statement of Assets
and Liabilities (unaudited)

June 30, 1997
--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investments-- at market value
    (cost $50,902,825)--Notes B & D ........                         $86,857,407
Dividends and interest receivable ..........                              95,356
Receivable for shares of beneficial
     interest sold .........................                           5,274,382
                                                                     -----------
          Total Assets .....................                          92,227,145

Liabilities
--------------------------------------------------------------------------------
Short-term Borrowings --Note G..............                           3,863,684
Payable for shares of beneficial interest
    repurchased ............................                              19,106
Accrued expenses............................                              66,002
Accrued investment advisory fee --
    Note C .................................                              37,189
                                                                     -----------
          Total Liabilities ................                           3,985,981
                                                                     -----------
Net Assets..................................                         $88,241,164
                                                                     ===========

Net Assets Consist of--Note B:
Capital paid-in.............................                         $50,224,382
Undistributed net investment
    income .................................                              46,439
Accumulated net realized gain
    on investments .........................                           2,015,761
Net unrealized appreciation of
    investments ............................                          35,954,582
                                                                     -----------

Net Assets, for 1,997,811 shares
    outstanding ............................                         $88,241,164
                                                                     ===========

Net Asset Value, offering price
    and redemption price per share
    ($88,241,164 / 1,997,811 shares) .......                              $44.17
                                                                          ======



Statement of Operations
(unaudited)
--------------------------------------------------------------------------------
Six Months Ended June 30, 1997
--------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------
Dividends ..................................                         $   511,336
Interest ...................................                              22,483
          TOTAL INCOME .....................                             533,819

EXPENSES
Investment advisory fee
    Note C ................................                          $   213,660
Administrative expenses
    and salaries ..........................                               62,337
Computer and
    related expenses.......................                               28,195
Auditing fees .............................                               22,085
Printing, postage
    and stationery ........................                               19,125
Legal fees ................................                               16,290
Registration and
    filing fees ...........................                               14,271
Custodian fees ............................                               11,075
Interest-Note G ...........................                                5,051
Trustee fees-Note C .......................                                4,000
Insurance .................................                                1,232
Other expenses ............................                                6,870
          Total Expenses...................                              404,191
          Net Investment Income ...........                              129,628


Realized and Unrealized Gain
on Investments--Note B:
--------------------------------------------------------------------------------
Net realized gain from investment
    transactions...........................                            2,025,452
Change in unrealized appreciation
    of investments.........................                           11,591,732
Net Gain on Investments....................                           13,617,184
Net Increase in Net Assets
    Resulting from Operations .............                          $13,746,812



--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.  Page 7

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Statement of Changes
in Net Assets (unaudited)

                                                                          Six Months Ended
                                                                            June 30, 1997             Year Ended
                                                                             (unaudited)           December 31, 1996
--------------------------------------------------------------------------------------------------------------------
Increase in Net Assets
From Operations:
     Net investment income ......................................            $    129,628             $    246,034

     Net realized gain from investment transactions .............               2,025,452                4,575,461

     Change in unrealized appreciation of investments ...........              11,591,732                6,944,193
                                                                             ------------             ------------
          Net Increase in Net Assets Resulting from
          Operations ............................................              13,746,812               11,765,688

Distributions to Shareholders:
     From net investment income .................................                 (97,130)                (243,418)
     From net realized gains on investments .....................                 (97,129)              (4,488,023)
                                                                             ------------             ------------
                  Total Distributions ...........................                (194,259)              (4,731,441)

From Net Fund Share Transactions--Note E ........................              14,413,858                4,903,209
                                                                             ------------             ------------

        Total Increase in Net Assets ............................              27,966,411               11,937,456
Net Assets:
     Beginning of Period ........................................              60,274,753               48,337,297
                                                                             ------------             ------------

     End of Period (including undistributed net investment income
          of $46,439 and $13,941, respectively) .................            $ 88,241,164             $ 60,274,753
                                                                             ============             ============



--------------------------------------------------------------------------------
Page 8 The accompanying notes are an integral part of the financial statements.

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Notes to the Financial Statements
for the period ended June 30, 1997 (unaudited)

Note A--Organization
        Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio. The Fund is organized as a Massachusetts business trust.

Note B--Significant Accounting Policies
        Significant accounting policies of the Fund are as follows:
        Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

        Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.

        Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

        State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state or excise taxes.

        Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

        Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

        Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C--Investment Advisory and Service Contract
        The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John R. Furman and John C. Emery are officers or directors of the Advisor. The compensation of all disinterested Trustees of the Fund is borne by the Fund.

Note D--Purchases and Sales of Investments
        The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $18,033,903 and $4,583,649 respectively, for the six months ended June 30, 1997.


--------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Notes to the Financial Statements for the period ended
June 30, 1997 - continued (unaudited)



Note E--Shares of Beneficial Interest
        At June 30, 1997, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                                              Six Months Ended                        Year Ended
                                                                June 30, 1997                       December 31, 1996
                                                          ---------------------------           ---------------------------
                                                           Shares           Amount               Shares            Amount
                                                          --------        -----------           --------         ----------
Shares sold ....................................           906,742        $36,920,195            241,920         $8,609,169
Shares issued to shareholders in reinvestment of
distributions from net investment income and
realized gain from security transactions .......             3,983            171,998            121,732          4,382,349
                                                          --------        -----------           --------         ----------
                                                           910,725         37,092,193            363,652         12,991,518
Shares repurchased .............................          (567,097)       (22,678,335)          (231,030)        (8,088,309)
                                                          --------        -----------           --------         ----------
    Net Increase ...............................           343,628        $14,413,858            132,622         $4,903,209
                                                          ========        ===========           ========         ==========


Note F--Repurchase Agreement

        On a daily basis, the Fund invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G--Short-Term Borrowings

        Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to prime rates in effect during the period in which such loans are outstanding. The fund has a total line of credit of $5,000,000 with an unused balance at June 30, 1997 of $1,136,316.

        The following information relates to aggregate short-term borrowings for the six month period ended June 30, 1997:

Average amount outstanding (total of daily outstanding principal balances divided by number of days during the period) ................. $119,178

Weighted average interest rate (actual interest expense on short-term borrowings divided by average short-term borrowings outstanding)
        (Annualized) .................................................     8.48%

Note H--Other Tax Information

        For federal income tax purposes, the cost of investments owned at June 30, 1997 was $50,902,825. At June 30, 1997, gross unrealized appreciation of investments was $36,522,946 and gross unrealized depreciation was $568,364, resulting in net unrealized appreciation of $35,954,582.




--------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Financial Highlights


                      Six Months Ended                                       Year Ended December 31,
                       June 30, 1997
Per Share Data           (unaudited)    1996      1995      1994       1993    1992~    1991~     1990~     1989~     1988~   1987~
--------------          -----------     ----      ----      ----       ----    -----    -----     -----     -----     -----   -----
Net Asset Value:
Beginning of Period ..   $36.45       $31.78    $24.40    $25.12     $29.11  $31.12   $23.45    $23.68    $18.28    $16.84   $18.23
Income From Investment
     Operations:
Net investment income ..... .06          .16       .21       .19        .20     .20      .26       .28       .23       .27      .14

Net realized and
     unrealized gain (loss)
     on investments ....... 7.76        7.62      8.70      (.22)       .47    (.44)    8.30       .08      5.75      1.91    (.79)
Total from investment
     operations ........... 7.82        7.78      8.91      (.03)       .67    (.24)    8.58       .36      5.98      2.18    (.65)

Less Distributions:
     Net investment income  (.05)       (.16)     (.21)     (.19)      (.20)   (.20)   (.36)     (.26)     (.28)     (.27)    (.12)
     Capital gains ........ (.05)      (2.95)    (1.32)     (.50)     (4.46)  (1.57)   (.55)     (.33)     (.30)     (.47)    (.62)

Total Distributions .......(0.10)      (3.11)    (1.53)     (.69)     (4.66)  (1.77)   (.91)     (.59)     (.58)     (.74)    (.74)

Net Asset Value:
     End of Period ........$44.17      $36.45    $31.78    $24.40     $25.12  $29.11  $31.12    $23.45    $23.68    $18.28   $16.84

Total Return .............. 21.46%     24.60%    36.46%     (.07%)     2.44%   (.73%)  36.91%     1.52%    32.73%    12.91%  (3.54%)

Ratios & Supplemental Data
Net assets end of
     period (000's omitted) $88,241    $60,275   $48,337   $35,459    $38,694 $42,609 $40,873   $27,189   $27,205   $19,248  $20,847
Ratio of operating
     expenses* to average
     net assets ...........  1.12%**     1.21%     1.37%     1.53%      1.45%   1.42%   1.50%     1.74%     1.77%     1.74%    1.60%
Ratio of net investment
     income to average
     net assets ...........   .38%**     .47%      .74%      .74%       .62%    .71%   1.02%     1.19%     1.11%     1.25%     .60%

Portfolio turnover rate ...   13.16%**   25.27%    26.53%    25.55%     35.14%  28.91%  15.63%    37.18%    22.97%    15.83%  35.90%

Average broker
     commission+ ..........    $0.06     $0.07


*   Includes state taxes incurred through June 30, 1987.

** Ratios are annualized. During 1988 the investment advisor waived a portion of its fee. Had the waiver not been made the ratios of operating expenses to average net assets and net investment income to average net assets would have been 1.99% and 1.00%, respectively.

~   Audited by other auditors.

+ For fiscal years beginning on or after January 1, 1996 the Fund is required to disclose its average commission rate per share paid for security trades.


--------------------------------------------------------------------------------

Trustees
-----------------------------------------------
William A. Oates, Jr.            John R. Furman
Ernest E. Monrad                 John C. Emery
Robert B. Minturn, Jr.

Officers
-----------------------------------------------
William A. Oates, Jr., President
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Jr., Vice President & Clerk
Gordon C. Barrett, Vice President & Treasurer

Investment Advisor
-----------------------------------------------
Northeast Management & Research Company, Inc.
   50 Congress Street
   Boston, Massachusetts 02109

Custodian
-----------------------------------------------
Investors Bank & Trust Company
   200 Clarendon Street
   Boston, Massachusetts 02117

Legal Counsel
-----------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
 and Popeo, P.C.
   One Financial Center
   Boston, Massachusetts 02111

Transfer Agent
-----------------------------------------------
Northeast Investors Growth Fund
   50 Congress Street
   Boston, Massachusetts 02109

Independent Accountants
-----------------------------------------------
Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts 02109

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the fund's future performance, and that the Fund's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                        Northeast Investors Growth Fund
                               50 Congress Street
                          Boston, Massachusetts 02109
                                  800-225-6704
                                  617-523-3588

The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Fund section of most major newspapers under several abbreviations including: NE Inv GR, NE Investors.



                                   NORTHEAST
                                INVESTORS GROWTH
                                      FUND
                                 A NO-LOAD FUND

                               Semi-Annual Report
                -----------------------------------------------
                            For the Six Months Ended
                -----------------------------------------------
                                 June 30, 1997